Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income for the year	$ 554,889	$ 22,288
Adjustments for:
Depreciation and depletion	198,134	152,185
Finance expense	41,551	39,751
Change in fair value of derivatives	(90,643)	92,684
Settlements of derivatives	(46,308)	(35,809)
Gain on bargain purchase of Premier Gold Mines Limited	(81,432)	0
(Gain) loss on disposal of assets	(81,970)	1,679
Gain on reclassification of investment in Solaris Resources Inc.	(186,067)	0
Unrealized foreign exchange gain	(2,963)	(4,818)
Share-based compensation expense	7,327	8,140
Income tax (recovery) expense	(19,854)	20,811
Income taxes paid	(24,934)	(32,788)
Other	(3,608)	6,848
Operating cash flow before non-cash changes in working capital	264,122	270,971
Non-cash changes in working capital	56,656	(15,193)
Cash provided by (used in) operating activities	320,778	255,778
Investing activities
Expenditures on mineral properties, plant and equipment	(344,224)	(174,753)
Net proceeds on disposal of assets	90,478	6,500
Other	(10,323)	(5,691)
Cash provided by (used in) investing activities	(347,567)	(131,172)
Financing activities
Draw down on Credit Facility	0	379,680
Proceeds from issuance of Convertible Notes	0	139,278
Transaction costs	0	(10,622)
Repayment of loans and borrowings	(30,983)	(546,274)
Interest paid	(22,112)	(26,536)
Lease payments	(24,309)	(6,667)
Net proceeds from issuance of shares	59,498	42,793
Proceeds from exercise of warrants and stock options	17,655	171,530
Other	(1,344)	9,483
Cash provided by (used in) financing activities	(1,595)	152,665
Effect of foreign exchange on cash and cash equivalents	(6,469)	(61)
(Decrease) increase in cash and cash equivalents	(34,853)	277,210
Cash and cash equivalents – beginning of year	344,926	67,716
Cash and cash equivalents – end of year	310,073	344,926
Cash and cash equivalents reclassified as held for sale	(4,575)	0
Cash and cash equivalents, excluding amounts classified as held for sale – end of year	305,498	344,926
Greenstone Gold Mines LP
Investing activities
Investment in associates	(50,905)	0
i-80 Gold Corp.
Operating activities
Net income for the year	(13,552)
Investing activities
Investment in associates	(40,860)	0
Financing activities
Cash and cash equivalents, excluding amounts classified as held for sale – end of year	51,627
Solaris Resources Inc
Investing activities
Investment in associates	0	(12,480)
Premier Gold Mines Limited
Investing activities
Acquisition of subsidiaries	8,267	0
Leagold Mining Corporation
Investing activities
Acquisition of subsidiaries	$ 0	$ 55,252